INCOME TAXES (Schedule of effective income tax rate reconciliation under ASU 2023-9) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Line Items]
Income tax expense (recovery) at statutory rate	$ 147,228	$ (82,602)
Canada Income tax expense (recovery) at statutory rate, Percent	27.00%	27.00%
IRC section 280E disallowance	$ 66,598	$ 230,890
Foreign – USA
Change in foreign exchange rates and other	26,143	145,186
Uncertain tax position, inclusive of interest and penalties	2,230,679	3,630,467
Payable adjustment to provision versus statutory tax returns	1,727,458	(146,592)
Change in valuation allowance	30,500	413,213
Deferred adjustment to provision versus statutory tax returns	385,972	(39,518)
Total income tax expense for continuing operations	4,614,428	$ 4,151,650
Under ASU 2023-09 [Member]
Income Tax Disclosure [Line Items]
Income tax expense (recovery) at statutory rate	$ 372,273
Canada Income tax expense (recovery) at statutory rate, Percent	27.00%
Non-deductible expenditures and non-taxable revenues - USA	$ 0
Non-deductible expenditures and non-taxable revenues - USA, Percent	0.00%
IRC section 280E disallowance	$ 63,930
IRC section 280E disallowance, Percent	4.64%
Foreign – USA
Change in foreign exchange rates and other	$ (61,077)
Change in foreign exchange rates, and others, percent	(4.43%)
Non-deductible expenditures and non-taxable revenues	$ 2,668
Non-deductible expenditures and non-taxable revenues, percent	0.19%
Uncertain tax position, inclusive of interest and penalties	$ 2,230,679
Uncertain tax position, inclusive of interest and penalties, percent	161.79%
Change in valuation allowance	$ (271,712)
Change in valuation allowance, percent	(19.71%)
Payable adjustment to provision versus statutory tax returns	$ 1,727,458
Payable adjustment to provision versus statutory tax returns, percent	125.29%
State tax	$ (150)
State tax, percent	(0.01%)
Change in valuation allowance	$ 302,212
Change in valuation allowance, percent	21.92%
Deferred adjustment to provision versus statutory tax returns	$ 248,147
Deferred adjustment to provision versus statutory tax returns, percent	18.00%
Total income tax expense for continuing operations	$ 4,614,428
Total income tax expense for continuing operations, percent	334.67%